INTANGIBLE ASSETS - Narratives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Jul. 31, 2023
Finite-Lived Intangible Assets
Impairment of intangible assets	$ 696
Cost of intangible assets	2,457	$ 2,471
License of FOLOTYN
Finite-Lived Intangible Assets
Cost of intangible assets	2,000	2,000	$ 2,000
Finite-lived intangible assets, remaining amortization period			23 months
Others
Finite-Lived Intangible Assets
Cost of intangible assets	$ 457	$ 471
Others | Minimum
Finite-Lived Intangible Assets
Estimated useful lives (in years)		5 years
Others | Maximum
Finite-Lived Intangible Assets
Estimated useful lives (in years)		10 years